Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments [Abstract]
Derivative financial instruments
29	Derivative financial instruments

A significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decrease in the value of its foreign currency denominated revenue. The Group uses such derivative instruments to protect the value of its foreign currency denominated revenue, and not for speculative or trading purposes. Despite being entered into such domestic currency swaps with the intent to reduce the foreign currency exposure risk for trade receivables and expected sales, the Group’s derivative financial instruments do not qualify for being accounted for as hedging instruments according to IAS 39. Therefore, the Company reflects the positive or negative changes in the fair value of those derivatives through profit or loss in the caption “Net exchange rate gains/(losses)”.

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2020 and 2019.

	31/12/20	31/12/19
Euro	11,385	11,347
British pounds	8,760	16,947
Canadian dollars	2,301	1,937
Australian dollars	1,459	1,280
Japanese yen	1,293	1,549
U.S. dollars	854	6,347
Swedish kroner	203	208
Danish kroner	—	751
Total	26,255	40,366

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2020		2019
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	12,587	112	10,419	145
Liabilities	13,668	(253)	29,947	(772)
Total	26,255	(141)	40,366	(627)

As at December 31, 2020 and 2019, the forward exchange contracts have a net unrealized expense of 141 and 627, respectively. These amounts are recorded in net exchange rate gains/(losses) in the consolidated statements of profit or loss (see note 37).